Cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Information [Abstract]
Schedule of adjustments to reconcile net loss to net cash generated from operations
The following table shows the adjustments to reconcile net loss to net cash generated from operations:

	Year ended December 31,
in € thousand	2023	2022	2021
LOSS FOR THE YEAR	(101,429)	(143,279)	(73,425)

ADJUSTMENTS FOR
Depreciation and amortization	17,584	21,036	14,281
Write-off / impairment fixed assets/intangibles	(731)	23,249	—
Share-based compensation expense	5,111	(8,656)	14,509
Income tax expense/(income)	2,800	(1,536)	3,446
Dividends received from associated companies	—	—	—
(Profit)/loss from disposal of property, plant, equipment and intangible assets	(12)	38	46
Share of (profit)/loss from associates	—	(9)	5
(Profit)/loss from disposal held for sale	580	—	—
Provision for employer contribution costs on share-based compensation plans(1)	(1,659)	(22,933)	19,079
Other non-cash (income)/expense	(804)	14,088	(11,604)
Interest income	(1,210)	(260)	(249)
Interest expense	23,325	19,054	16,964
	44,984	44,070	56,476
CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES (EXCLUDING THE EFFECTS OF ACQUISITION AND CONSOLIDATION)
Other non-current assets	(192)	10,981	194
Long term contract liabilities	—	(5,241)	4,662
Long term refund liabilities (2)	1,136	(154,833)	54,501
Other non-current liabilities and provisions	(430)	1,379	(3)
	514	(147,713)	59,353
CHANGES IN WORKING CAPITAL (EXCLUDING THE EFFECTS OF ACQUISITION AND EXCHANGE RATE DIFFERENCES ON CONSOLIDATION)
Inventory	(9,165)	84,224	(92,373)
Trade and other receivables	(2,855)	12,401	(21,349)
Contract liabilities	(3,471)	(114,603)	34,453
Refund liabilities	(112,689)	33,764	80,160
Trade and other payables and provisions	(17,398)	(14,053)	35,236
	(145,578)	1,732	36,127
CASH USED IN OPERATIONS	(201,509)	(245,189)	78,532
(1)    In the year ended December 31, 2022, the position “employee benefit other than share-based compensation” includes an income of €23.2 million, which resulted from release of the employer contribution provision, which was accounted for as of December 31, 2021 for the payable at the exercise of the IFRS 2 programs.
(2)    As at December 31, 2022, the terms of the royalty and the CAPEX obligation towards the UK Authority were redefined under the 2022 settlement agreement. Management assessed the likelihood for this future obligation as remote. This resulted in a reduction of refund liabilities and recognition of other revenues recognized of €169.2 million.

Disclosure of reconciliation of liabilities arising from financing activities

	Year ended December 31
in € thousand	2023	2022
BALANCE AS AT JANUARY 1	98,806	57,834
Proceeds of issue	92,309	39,587
Transaction costs	(11,198)	(255)
Repayments	(2,097)	(1,793)
Revaluations	393	1,115
Accrued interest	13,365	7,932
Payment of interest	(11,025)	(7,685)
Exchange rate difference	(3,706)	2,073
BALANCE AS AT DECEMBER 31	176,847	98,806